GEMINI II

THIRD QUARTER REPORT
SEPTEMBER 30, 1996

FELLOW SHAREHOLDER,

After a pullback in July, the stock market resumed its remarkable rise during the three months ended September 30, the third quarter of Gemini II's 1996 fiscal year. The Fund's returns failed to keep pace with the exuberant rise in the broad stock market during the past nine months.

    During the quarter, Gemini II earned a total return (capital change plus reinvested dividends) of +2.6%, bringing our total return for the first nine months to +9.3%. While quite respectable on an absolute basis, our year-to-date return trailed the returns of our two principal performance benchmarks, the average value (growth and income) mutual fund and the unmanaged Standard & Poor's 500 Composite Stock Price Index. The following table shows the total return for the Fund and our evaluation standards.

-------------------------------------------------------------------------------
                                                          TOTAL RETURN
                                                 ------------------------------
                                                         PERIODS ENDED
                                                       SEPTEMBER 30, 1996
                                                 ------------------------------
                                                 THREE MONTHS       NINE MONTHS
-------------------------------------------------------------------------------
GEMINI II                                           +2.6%            + 9.3%
-------------------------------------------------------------------------------
AVERAGE VALUE MUTUAL FUND                           +2.9%            +12.5%
STANDARD & POOR'S 500 INDEX                         +3.1             +13.5
-------------------------------------------------------------------------------

The Fund's total return is allocated so that 100% of the portfolio's capital appreciation (or depreciation) is received by the Capital Shares, which provided 50% of the Fund's initial capital. By the same token, 100% of the net investment income is received by the Income Shares, which provided the remaining 50% of the Fund's initial capital.

THE CAPITAL SHARE RESULTS

The net asset value of each Capital Share rose to $28.18 on September 30, 1996. This represented an increase of +1.7% from the value of $27.71 on June 30, 1996, and an increase of +6.9% for the nine months since December 31, 1995, when the net asset value was $26.35 per share. The price increase of +6.9% for the nine months was well behind the price increase of +11.6% for the Standard & Poor's 500 Index (excluding income). Our leverage factor--which helps our performance in rising markets but hampers our performance in falling markets--was 1.3 times on September 30, compared with 2.0 times at our inception in February 1985. Our shortfall in capital return for the nine months is largely explained by the significant contribution of income return to our total return, as well as by our relatively defensive position in convertible securities and cash.

THE INCOME SHARE RESULTS

During the quarter, we paid our regular quarterly dividend of $.35 per share, bringing our total for the year to date to $1.05 per share. As in the past, we expect to maintain this rate in the fourth quarter, and to pay an extra year-end dividend that represents undistributed net income over and above the four-quarter total of $1.40. Although we can offer no guarantee, we expect net income for 1996 to be slightly higher than last year's total of $1.80 per share.

PORTFOLIO STATISTICS

The following table shows the composition of our portfolio on September 30, 1996.

-------------------------------------------------------
                               PERCENTAGE OF NET ASSETS
-------------------------------------------------------
EQUITY EQUIVALENTS
  COMMON STOCKS                           44%
  CONVERTIBLE SECURITIES                  36
  LOWER-GRADE BONDS                        2
-------------------------------------------------------
TOTAL EQUITY EQUIVALENTS                  82%
-------------------------------------------------------
TEMPORARY CASH INVESTMENTS                18%
-------------------------------------------------------
TOTAL PORTFOLIO                          100%
-------------------------------------------------------

This structure is quite similar, in general, to what it was at the end of our second quarter.

PREMIUMS AND DISCOUNTS

The table below presents the current market discount for the Capital Shares and the premium for the Income Shares, based on each class's net asset values and the market price at which each class was trading on the New York Stock Exchange on September 30. Since the end of 1995, the premium on the Income Shares has narrowed almost to zero, while the discount on the Capital Shares has widened.


------------------------------------------------------------------------
                                           SEPTEMBER 30, 1996
                              ------------------------------------------
                              NET ASSET         MARKET
                                VALUE           PRICE         DIFFERENCE
------------------------------------------------------------------------
CAPITAL SHARES                 $28.18           $26.50          -6.0%
INCOME SHARES                    9.73*            9.75          +0.2
------------------------------------------------------------------------
TOTAL                          $37.91           $36.25          -4.4%
------------------------------------------------------------------------

*Includes $.43 of undistributed income.

GEMINI II TO MATURE

As planned in Gemini II's original operating structure, our Income Shares will be redeemed on January 31, 1997, for $9.30 per share. We will send a separate check representing accumulated and unpaid dividends for the period January 1 through January 31, 1997. Details, including instructions on how to redeem shares, are contained in the letter that accompanies this Report.

    On January 31, our Capital Shares will be the sole remaining class of shares of Gemini II. As planned from the Fund's inception on February 15, 1985, the Fund will be converted to an open-end investment company as soon as practical after January 31. Details of this proposal will be provided to holders of Capital Shares in the proxy materials we will send to you by December 1996.

Sincerely,

/s/ JOHN C. BOGLE

John C. Bogle
Chairman of the Board


/s/ JOHN J. BRENNAN

John J. Brennan
President

October 10, 1996

Note: Mutual fund data from Lipper Analytical Services, Inc.

INVESTMENTS
September 30, 1996

                                                                          Market
                                                                           Value
                                                        Shares             (000)
--------------------------------------------------------------------------------
COMMON STOCKS (44.5%)
--------------------------------------------------------------------------------
BASIC MATERIALS (2.0%)
--------------------------------------------------------------------------------
   British Steel PLC ADR                               277,000        $    8,449
--------------------------------------------------------------------------------
CONSUMER CYCLICAL (10.1%)
--------------------------------------------------------------------------------
   Chrysler Corp.                                      830,622            23,777
   Ford Motor Co.                                      571,653            17,864
                                                                  --------------
        SECTOR TOTAL                                                      41,641
                                                                  --------------
--------------------------------------------------------------------------------
ENERGY (3.6%)
--------------------------------------------------------------------------------
   Atlantic Richfield Co.                               61,500             7,841
   Pennzoil Co.                                          5,900               312
   USX-Marathon Group                                  307,100             6,641
                                                                  --------------
        SECTOR TOTAL                                                      14,794
                                                                  --------------
--------------------------------------------------------------------------------
FINANCIAL (26.7%)
--------------------------------------------------------------------------------
BANKS (6.5%)
   Chase Manhattan Corp.                                50,600             4,054
   First Union Corp.                                   166,300            11,101
   KeyCorp                                             141,889             6,243
   NationsBank Corp.                                    65,300             5,673
INSURANCE (5.4%)
   CIGNA Corp.                                          67,600             8,104
   GCR Holdings, Ltd.                                  435,000            10,494
   IPC Holdings Ltd.                                   200,000             3,925
REAL ESTATE INVESTMENT
   TRUSTS (7.1%)
   Camden Property Trust REIT                          125,000             3,203
   Colonial Properties Trust REIT                       74,600             1,958
   Equity Residential
   Properties Trust REIT                               385,000            13,764
   Evans Withycombe
   Residential, Inc. REIT                              195,000             4,266
   Oasis Residential, Inc. REIT                        180,000             3,937
   Urban Shopping Centers REIT                          82,800             2,018
SAVINGS & LOAN (7.7%)
   H.F. Ahmanson & Co.                                 549,600            15,389
   Great Western Financial Corp.                       610,740            16,185
                                                                  --------------
        SECTOR TOTAL                                                     110,314
                                                                  --------------
--------------------------------------------------------------------------------
TRANSPORT & SERVICES (1.6%)
--------------------------------------------------------------------------------
   Delta Air Lines, Inc.                                93,161             6,708
                                                                  --------------
--------------------------------------------------------------------------------
UTILITIES (.5%)
--------------------------------------------------------------------------------
   Unicom Corp.                                         87,937             2,209
                                                                  --------------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (Cost $136,084)                                                       184,115
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (33.8%)
--------------------------------------------------------------------------------
BASIC MATERIALS (26.2%)
--------------------------------------------------------------------------------
CHEMICALS (4.5%)
   Atlantic Richfield Co. 9.00%                        785,500            18,459
METALS & MINING (7.1%)
   Kaiser Aluminum 8.255%                              979,400            10,896
   Reynolds Metals 7.00%                               401,400            18,464
PAPER (7.0%)
   Boise Cascade Corp. $1.58                            35,800               984
   Bowater, Inc. 7.00%                                 534,000            16,888
   International Paper Co. 5.25%                       238,000            11,305

                                                                          Market
                                                                           Value
                                                        Shares             (000)
--------------------------------------------------------------------------------
STEEL (7.6%)
   AK Steel Holding 7.00%                              574,500         $  21,400
   Bethlehem Steel Corp. $3.50                         258,400            10,142
                                                                  --------------
        SECTOR TOTAL                                                     108,538
                                                                  --------------
--------------------------------------------------------------------------------
CAPITAL GOODS & CONSTRUCTION (4.7%)
--------------------------------------------------------------------------------
   Beazer Homes 8.00%                                  370,000             9,204
   Owens Corning Capital LLC
     6.50%                                             200,000            10,400
                                                                  --------------
        SECTOR TOTAL                                                      19,604
                                                                  --------------
--------------------------------------------------------------------------------
ENERGY (.2%)
--------------------------------------------------------------------------------
   Valero Energy $3.125                                 15,000               759
                                                                  --------------
--------------------------------------------------------------------------------
OTHER (2.7%)                                                              11,100
                                                                  --------------
--------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
   (Cost $139,540)                                                       140,001
--------------------------------------------------------------------------------
CONVERTIBLE BONDS (1.9%)
--------------------------------------------------------------------------------

                                                          Face
                                                        Amount
                                                         (000)
                                                      --------
   Quantum Corp.
      6.375%, 4/1/02                                  $  5,700             6,270
   Toll Corp.
      4.75%, 1/15/04                                        58                55
   U.S. Home
      4.875%, 11/1/05                                    1,750             1,426
--------------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
   (Cost $7,084)                                                           7,751
--------------------------------------------------------------------------------
BONDS (2.3%)
--------------------------------------------------------------------------------
   Geneva Steel
      11.125%, 3/15/01                                   7,000             5,950
   Ryland Group
      9.625%, 6/1/04                                     2,500             2,475
   Weirton Steel Corp.
      10.875%, 10/15/99                                  1,180             1,209
--------------------------------------------------------------------------------
TOTAL BONDS
   (Cost $10,655)                                                          9,634
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (16.6%)
--------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS
   Federal Home Loan Mortgage Corp.
      5.28%, 10/18/96                                   20,000            19,950
COMMERCIAL PAPER
   Abbott Laboratories
      5.32%, 10/7/96                                     5,000             4,996
   The Coca-Cola Co.
      5.40%, 10/17/96                                    5,000             4,988
   E.I. du Pont de Nemours & Co.
      5.375%, 10/7/96                                    5,000             4,996
   Harvard Univ.
      5.30%, 10/1/96                                     5,000             5,000
   Hewlett-Packard Co.
      5.30%, 10/30/96                                    5,000             4,978
   Kellogg Co.
      5.28%, 10/8/96                                     5,000             4,994
   Merck & Co., Inc.
      5.42%, 10/15/96                                    5,000             4,990
   MetLife Funding, Inc.
      5.28%, 10/7/96                                     5,000             4,995

                                                          Face            Market
                                                        Amount             Value
                                                         (000)             (000)
--------------------------------------------------------------------------------
   Motorola Credit Co.
      5.30%, 10/3/96                                  $  5,000          $  4,999
REPURCHASE AGREEMENT
   Collateralized by U.S. Government
      Obligations in a Pooled
      Cash Account
      5.74%, 10/1/96                                     3,998             3,998
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $68,886)                                                         68,884
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.1%)
   (Cost $362,249)                                                       410,385
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES--
   NET (.9%)                                                               3,642
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                       $414,027
================================================================================

ADR--American Depository Receipt.

                          THE VANGUARD FAMILY OF FUNDS

                               FIXED INCOME FUNDS

MONEY MARKET FUNDS
Vanguard Admiral Funds
U.S. Treasury Money
  Market Portfolio
Vanguard Money Market Reserves

TAX-EXEMPT MONEY MARKET FUNDS
Vanguard Municipal Bond Fund
Money Market Portfolio
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  (CA, NJ, OH, PA)

TAX-EXEMPT INCOME FUNDS
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Insured Longer-Term Portfolios
  (CA, FL, NJ, NY, OH, PA)

INCOME FUNDS
Vanguard Admiral Funds
Vanguard Fixed Income
  Securities Fund
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                           EQUITY AND BALANCED FUNDS

GROWTH AND INCOME FUNDS
Vanguard Convertible
   Securities Fund
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Vanguard Quantitative Portfolios
Vanguard Selected Value Portfolio
Vanguard/Trustees' Equity Fund
U.S. Portfolio
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Income Portfolio
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Vanguard/Morgan Growth Fund
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AGGRESSIVE GROWTH FUNDS
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Value Portfolio
Small Capitalization Stock Portfolio
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  Index Fund
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Vanguard Balanced Index Fund


                           [THE VANGUARD GROUP LOGO]

             Post Office Box 2600, Valley Forge, Pennsylvania 19482

                 Shareholder Account Services: 1 (800) 420-8574

     This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
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                                   Q343-9/96